Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Cash and Cash Equivalents
Cash and cash equivalents are included in the Consolidated Balance Sheet at amortised cost and are analysed as follows:

	2019 € m	2018 € m
Cash at bank and in hand	1,005	814

Investments (short-term deposits)	2,750	1,532
Total	3,755	2,346